Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17. Commitments and Contingencies
(a) Concentration of Credit Risk
Fixed maturities
The Company’s investment portfolio is managed following prudent standards of diversification and a prudent investment philosophy. The Company is not exposed to any significant credit concentration risk on its investments, except for debt securities issued by the U.S. government and other highly rated non-U.S. sovereign governments’ securities. At December 31, 2016 and 2015, other than the U.S. government, the Company’s fixed maturity investment portfolio did not contain exposure to any non-U.S. sovereign government or any other issuer that accounted for more than 10% of the Company’s shareholders’ equity attributable to PartnerRe. The Company keeps cash and cash equivalents in several banks and ensures that there are no significant concentrations of credit risk in any one bank.
Derivatives
The Company’s investment strategy allows for the use of derivative instruments, subject to strict limitations. Derivative instruments may be used to replicate investment positions and for the purpose of managing overall currency risk, market exposures and portfolio duration, for hedging certain investments, or for enhancing investment performance that would be allowed under the Company’s investment policy if implemented in other ways. The Company is exposed to credit risk in the event of non-performance by the counterparties to the Company’s derivative contracts. However, the Company diversifies the counterparties to its derivative contracts to reduce credit risk, and because the counterparties to these contracts are high credit quality international banks, the Company does not anticipate non-performance. These contracts are generally of short duration and settle on a net basis. The difference between the contract amounts and the related market value represents the Company’s maximum credit exposure.
Underwriting operations
The Company is also exposed to credit risk in its underwriting operations, most notably in the credit/surety line. Loss experience in these lines of business is cyclical and is affected by the state of the general economic environment. The Company provides its clients in these lines of business with reinsurance protection against credit deterioration, defaults or other types of financial non-performance of or by the underlying credits that are the subject of the reinsurance provided and, accordingly, the Company is exposed to the credit risk of those credits. The Company mitigates the risks associated with these credit-sensitive lines of business through the use of risk management techniques such as risk diversification, careful monitoring of risk aggregations and accumulations and, at times, through the use of retrocessional reinsurance protection and the purchase of credit default, total return and interest rate swaps.
The Company has exposure to credit risk as it relates to its business written through brokers, if any of the Company’s brokers is unable to fulfill their contractual obligations with respect to payments to the Company. In addition, in some jurisdictions, if the broker fails to make payments to the insured under the Company’s policy, the Company might remain liable to the insured for the deficiency. The Company’s exposure to such credit risk is somewhat mitigated in certain jurisdictions by contractual terms.
The Company has exposure to credit risk related to reinsurance balances receivable and reinsurance recoverable on paid and unpaid losses. The credit risk exposure related to these balances is mitigated by several factors, including but not limited to, credit checks performed as part of the underwriting process, monitoring of aged receivable balances and the contractual right to offset premiums receivable or funds held balances against non-life reserves. The Company regularly reviews its reinsurance recoverable balances to estimate an allowance for uncollectible amounts based on quantitative and qualitative factors. At December 31, 2016 and 2015, the Company recorded a provision for uncollectible premiums receivable of $5 million and $8 million, respectively. See also Note 9 for discussion of credit risk related to reinsurance recoverable on paid and unpaid losses.
The Company is also subject to the credit risk of its cedants in the event of insolvency or the cedant’s failure to honor the value of funds held balances for any other reason. The funds held–directly managed account is with one cedant and is supported by an underlying portfolio of investments, which are managed by the Company (see Note 5). However, the Company’s credit risk in some jurisdictions is mitigated by a mandatory right of offset of amounts payable by the Company to a cedant against amounts due to the Company. In certain other jurisdictions the Company is able to mitigate this risk, depending on the nature of the funds held arrangements, to the extent that the Company has the contractual ability to offset any shortfall in the payment of the funds held balances with amounts owed by the Company to cedants for losses payable and other amounts contractually due.
(b) Lease Arrangements
The Company leases office space under operating leases expiring in various years through 2022. The leases are renewable at the option of the lessee under certain circumstances. The following is a schedule of future minimum rental payments, exclusive of escalation clauses, on noncancelable leases and future sub-lease rental income on noncancelable leases at December 31, 2016 (in thousands of U.S. dollars):

Year	Amount
2017	$23,887
2018	12,580
2019	5,517
2020	984
2021	907
2022	493
Total future minimum rental payments	$44,368

Total future sub-lease rental income through 2019	$4,751

Rent expense for the years ended December 31, 2016, 2015 and 2014 was $25 million, $23 million and $34 million, respectively, excluding any reorganization charges related to real estate.
(c) Employment Agreements
The Company has entered into employment agreements with its executive officers. These agreements provide for annual compensation in the form of salary, benefits, annual incentive payments, the reimbursement of certain expenses, retention incentive payments, and certain severance and change in control provisions.
The Company incurred a pre-tax charge of approximately $34 million in 2016 related to certain executive changes.
(e) Other Agreements
The Company has entered into service agreements and lease contracts that provide for business and information technology support and computer equipment. Future payments under these contracts amount to $13 million through 2019.
The Company has entered into strategic investments with unfunded capital commitments. In the next five years, the Company expects to fund capital commitments totaling $215 million with $85 million, $68 million, $38 million and $24 million to be paid during 2017, 2018, 2019 and 2020, respectively, with no further commitments for 2021 as of December 31, 2016.
The Company has committed to a 10 year structured letter of credit facility issued by a high credit quality international bank, which has a final maturity of December 29, 2020. At December 31, 2016 and 2015, the Company’s participation in the facility was $62 million and $81 million, respectively. At December 31, 2016, the letter of credit facility has not been drawn down and can only be drawn down in the event of certain specific scenarios, which the Company considers remote. Unless canceled by the bank, the credit facility automatically extends for one year, each year until maturity.
(f) Legal Proceedings
Litigation
The Company’s reinsurance subsidiaries, and the insurance and reinsurance industry in general, are subject to litigation and arbitration in the normal course of their business operations. In addition to claims litigation, the Company and its subsidiaries may be subject to lawsuits and regulatory actions in the normal course of business that do not arise from or directly relate to claims on reinsurance treaties. This category of business litigation typically involves, among other things, allegations of underwriting errors or omissions, employment claims or regulatory activity. While the outcome of business litigation cannot be predicted with certainty, the Company will dispute all allegations against the Company and/or its subsidiaries that management believes are without merit.
At December 31, 2016, the Company was not a party to any litigation or arbitration that it believes could have a material effect on the financial condition, results of operations or liquidity of the Company.